Pension and Other Employee Obligations - Summary of Employee Benefits Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of employee benefit expenses [Line Items]
Salaries and bonus	$ 498,431	$ 487,246	$ 424,005
Employee benefit plans: Defined contribution plan	12,648	12,675	11,572
Employee benefit plans: Defined benefit plan	2,839	2,634	2,242
Share-based compensation expense (Refer note 24)	38,230	37,520	30,305
Employee benefit costs	552,148	540,075	468,124
Cost of revenue [member]
Disclosure of employee benefit expenses [Line Items]
Share-based compensation expense (Refer note 24)	4,890	4,589	4,278
Employee benefit costs	404,431	399,441	346,914
Selling and marketing expenses [member]
Disclosure of employee benefit expenses [Line Items]
Share-based compensation expense (Refer note 24)	4,327	4,789	3,983
Employee benefit costs	43,601	40,816	34,054
General and administrative expenses [member]
Disclosure of employee benefit expenses [Line Items]
Share-based compensation expense (Refer note 24)	29,013	28,142	22,044
Employee benefit costs	$ 104,116	$ 99,818	$ 87,156